Income tax benefit - Summary of Income tax benefit (Parenthetical) (Detail)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Income Tax Benefit [Line Items]
Statutory tax rate	27.50%	27.50%	30.00%
US [member]
Disclosure Of Income Tax Benefit [Line Items]
Statutory tax rate	21.00%	21.00%	21.00%